DEBT (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Long-term debt

(in thousands of $)	2020	2019
U.S. dollar denominated floating rate debt
$328.6 million term loan facility	319,112	347,689
$50.0 million term loan facility	43,880	44,126
$250.7 million term loan facility	250,738	264,752
$100.8 million term loan facility	100,750	89,929
$328.4 million term loan facility	215,529	230,805
$321.6 million term loan facility	222,145	241,127
$110.5 million term loan facility (ING)	98,949	106,189
$110.5 million term loan facility (Credit Suisse)	105,178	112,190
$110.5 million term loan facility (Credit Suisse #2)	110,107	117,098
$544.0 million lease financing	521,071	—
$42.9 million term loan facility	41,708	—
$62.5 million term loan facility	60,764	—
Total U.S. dollar denominated floating rate debt	2,089,931	1,553,905
U.S. dollar denominated fixed rate debt
$275.0 million revolving credit facility	60,000	120,000
Total U.S. dollar denominated fixed rate debt	60,000	120,000
Credit facilities	—	23
Secured borrowings	6,251	7,329
Promissory notes	—	20,084
Total debt	2,156,182	1,701,341
Short-term debt and current portion of long-term debt	167,082	438,962
Deferred charges	20,176	7,962
Long-term portion of debt	1,968,924	1,254,417

Debt repayment schedule	The outstanding debt as of December 31, 2020 is repayable as follows:

(in thousands of $)
2021	167,082
2022	220,830
2023	557,287
2024	186,086
2025	390,291
Thereafter	634,606
2,156,182

Assets pledged	Assets pledged

(in thousands of $)	2020	2019
Vessels, net	3,306,863	2,578,135

Deferred charges	Deferred charges

(in thousands of $)	2020	2019
Debt arrangement fees	31,129	16,831
Accumulated amortization	(10,953)	(8,869)
	20,176	7,962